Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Asset retirement obligations	$ 8,496	$ 7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards - Federal	153,709	142,920
Net operating loss carryforwards - State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308
Deferred tax assets, gross	191,223	175,573
Less valuation allowance	(11,858)	(11,858)
Deferred tax asset	179,365	163,715
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)
Deferred tax liability	(215,138)	(179,893)
Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)
Long-term deferred tax asset (liability)	$ (8,901)	$ 7,526